Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Loss Components (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cumulative currency translation adjustment	$ (337,701)	$ (385,426)	$ (239,667)
Unrealized losses on available-for-sale securities	(3,480)	(3,180)	(935)
Pension adjustments, net of related income taxes of $7,918 in 2012, $7,276 in 2011	14,248	32,026	39,186
Total accumulated other comprehensive loss	$ (326,933)	$ (356,580)	$ (201,416)